Property and Equipment, net (Details)	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Jan. 31, 2019
Property and Equipment, net
Total		¥ 7,841,797			¥ 148,472,526
Less: Accumulated depreciation		(2,696,438)			(5,876,479)
Property and equipment, net		5,145,359		$ 21,765,303	146,071,301
Depreciation expenses	¥ 3,617,664	1,944,711	¥ 751,727
Buildings
Property and Equipment, net
Total					125,692,281
General equipment
Property and Equipment, net
Total		5,250,429			6,161,143
Motor vehicle
Property and Equipment, net
Total		1,178,438			1,393,869
Leasehold improvements
Property and Equipment, net
Total		¥ 1,412,930			2,398,868
Capital lease
Property and Equipment, net
Total					12,826,365
Less: Accumulated depreciation					(320,659)
Property and equipment, net					12,505,706
Lease arrangement term (in years)						10 years
Leased equipment under capital lease
Property and Equipment, net
Total					12,826,365
Construction in Progress
Property and Equipment, net
Total					¥ 3,475,254